Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of Financing Receivables
The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31, 2017 $	December 31, 2016 $
Advances to equity accounted investment	Other internal metrics	Performing	9,930	10,480
			9,930	10,480

Summarizes Change in Capitalized Dry-Docking Activity
The following table summarizes the change in the Company’s capitalized dry-docking costs, from January 1, 2015 to December 31, 2017:

	Year Ended December 31,
	2017 $	2016 $	2015 $
Balance at the beginning of the year	49,298	62,146	35,509
Cost incurred for dry docking	16,239	9,340	39,617
Dry-dock amortization	(17,077)	(18,736)	(12,866)
Vessel sales (note 19)	—	(3,452)	(114)
Balance at the end of the year	48,460	49,298	62,146